Related party transactions - Financing Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans and Leases Receivable, Related Parties [Roll Forward]
Deposits	$ 11,986,708	$ 12,991,076
Accrued interest and other liabilities	196,531	185,864
Interest and fees on loans	317,361	249,390	$ 221,544
Net other gains (losses)	3,764	1,079	(1,154)
Total non-interest expense	352,338	331,595	333,890
Other non-interest income	3,831	5,971	4,795
Directors and Executives
Loans and Leases Receivable, Related Parties [Roll Forward]
Beginning balance	20,393	7,375
Net loans issued (repaid) during the year	(658)	(5,362)
Effect of changes in the composition of related parties		18,380
Ending balance	19,735	20,393	7,375
Deposits	100,364	92,806
Interest and fees on loans	1,149	900	1,209
Total non-interest expense	202	0	0
Other non-interest income	230	0	0
Affiliates
Loans and Leases Receivable, Related Parties [Roll Forward]
Loans	9,801	10,211
Deposits	288	560
Accrued interest and other liabilities	305	0
Interest and fees on loans	827	669	618
Net other gains (losses)	0	0	99
Total non-interest expense	1,573	1,720	1,519
Other non-interest income	$ 242	$ 242	$ 0